Goodwill and Intangible Assets Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Estimated amortization expense of finite-lived intangible assets
2016 - remaining	$ 30.1
2017	29.3
2018	27.7
2019	27.7
2020	27.6
Amortization expense of intangible assets	9.6	$ 7.8
Canada [Member]
Estimated amortization expense of finite-lived intangible assets
Percentage Of Fair Value Exceeding Carrying Value			20.00%
Molson Core Brands [Member]
Estimated amortization expense of finite-lived intangible assets
Percentage Of Fair Value Exceeding Carrying Value			3.00%
Indefinite-lived intangible assets	$ 2,334.6